EMPLOYEE BENEFITS - Assumptions (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.80%	4.10%
Rate of compensation increase	0.60%	0.40%
Other	100.00%	100.00%
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Accrued benefit obligations	$ (2,988)
Accrued benefit obligations	2,146
Life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Accrued benefit obligations	625
Accrued benefit obligations	$ (638)